SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carry forwards	$ 356,735	$ 290,752
Operating lease liabilities	274,292	87,862
Total deferred tax assets, gross	631,027	378,614
Deferred tax liabilities
Operating lease right-of-use assets	(274,292)	(87,862)
Total deferred tax liabilities	(274,292)	(87,862)
Deferred tax assets, net	356,735	290,752
Less: valuation allowance	(356,735)	(290,752)
Total deferred tax assets, net	$ 274,292	$ 87,862